BANK FINANCIAL ASSETS AND LIABILITIES - Carrying value of loans to customers aggregated by types of collateral (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BANK FINANCIAL ASSETS AND LIABILITIES
Allowance for ECL	₽ (3,245)	₽ (3,536)
Bank deposits and loans
BANK FINANCIAL ASSETS AND LIABILITIES
Allowance for ECL	(36,798)	(21,144)	₽ (16,446)
Loans to customers
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	231,046	202,453
Allowance for ECL	(36,654)	(21,114)	₽ (16,436)
Loans to customers | Allowance for expected credit losses
BANK FINANCIAL ASSETS AND LIABILITIES
Allowance for ECL	(36,654)	(21,114)
Pledge of real estate | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	26,012	19,115
Guaranties | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	9,085	22,380
Securities | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	131	284
Pledge of equipment | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		1
Unsecured loans | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 232,472	₽ 181,787